Stockholders' equity	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Stockholders' equity
8.	Stockholders’ equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2023 Consolidated Financial Statements and are supplemented by the below new activities in the six-month
period ended June 30, 2024.
Common shares:

i)	Equity Offerings
On January 23, 2024, the Company completed a registered offering and issued 279,404 common shares, 16,100,000 Class B1 warrants exercisable to 161,000 common shares at an exercise price of $37.5 (subject to further adjustments, as described below) or pursuant to an alternative cashless exercise option for no consideration and
32,200,000
Class B2 warrants, exercisable to
322,000
common shares, at an exercise price of $42.5 (subject to further adjustments, as described below), for net proceeds, after discounts and commissions, of $
6,132,714
. The above exercise price and number of shares issuable upon exercise of Class B1 and Class B2 warrants reflect the proportionate adjustment following the RSS (Note 1). Up to the RSS, 73,200 common shares were issued upon the cashless exercise of 7,320,000 class B1 warrants. The exercise price and number of shares issuable upon exercise of the then outstanding Class B1 and Class B2 warrants were adjusted further, decreasing the exercise price of both the Class B1 and Class B2 warrants to $1.2573 and increasing the number of shares issuable upon exercise of the Class B1 warrants to 2,069,999 shares and the number of shares issuable upon exercise of the Class B2 warrants to 10,813,119, based on the lowest daily VWAP for the Company’s common stock during an adjustment period ending on the fifth trading day after the first trading day after the effective time of the RSS pursuant to the terms of such warrants. As of June 30, 2024,
2,016,338
common shares were issued upon the cashless exercise of Class B1 warrants and
3,325,145
common shares were issued upon the exercise of Class B2 warrants, for net proceeds of $
4,229,276
.

On March 19, 2024, the Company completed a registered offering and issued
1,200,000
common shares,
67,450,000
Class C1 warrants exercisable to
674,500
common shares at an exercise price of $7.5 (subject to further adjustments, as described below) or pursuant to an alternative cashless exercise option for no consideration and
134,900,000
Class C2 warrants, exercisable to
1,349,000
common shares, at an exercise price of $8.5 (subject to further adjustments, as described below), for net proceeds, after discounts and commissions, of $
5,281,565
. The above exercise price and number of shares issuable upon exercise of Class C1 and Class C2 warrants reflect the proportionate adjustment following the RSS (Note 1). Up to the RSS, 316,000 common shares were issued upon the cashless exercise of 31,600,000 class C1 warrants The exercise price and number of shares issuable upon exercise of the then outstanding Class C1 and Class C2 warrants were adjusted further, decreasing the exercise price of both the Class C1 and Class C2 warrants to $1.2573 and increasing the number of shares issuable upon exercise of the Class C1 warrants to 1,814,636 shares and the number of shares issuable upon exercise of the Class C2 warrants to 9,119,943, based on the lowest daily VWAP for the Company’s common stock during an adjustment period ending on the fifth trading day after the first trading day after the effective time of the RSS pursuant to the terms of such warrants. As of June 30, 2024, 2,094,096 common shares were issued upon the cashless exercise of Class C1 warrants and
1,255,228
common shares were issued upon the exercise of Class C2 warrants, for net proceeds of $
1,578,198
.
The Company in its assessment for the accounting of the Class B1, Class B2, Class C1 and Class C2 warrants has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as liability due to certain exercise price adjustment clauses of warrant terms, which provide for a reduction in the warrants’ initial exercise price. For those warrants meeting the classification of liability, the initial recognition is at fair value and are remeasured at each balance sheet date with the offsetting adjustments recorded in change in fair value of warrant liabilities within the unaudited interim condensed consolidated statement of comprehensive income. Upon settlement or termination, warrants classified as liabilities at fair value, are marked to their fair value at the settlement date and then the liability settled.
Of the total gross proceeds of the offerings amounting to $13,147,990, $8,176,955 were allocated to the Class B1, Class B2, Class C1 and Class C2 warrants, representing their fair value at issuance, while the remaining gross proceeds of the offerings amounting to $4,971,035 were allocated to common shares. Of the total issuance costs of the offerings amounting to $1,733,711, $1,078,622 were allocated to the Class B1, Class B2, Class C1 and Class C2 warrants based on their relative fair value to the total gross proceeds, were expensed immediately and were included in General and administrative expenses in the accompanying unaudited interim consolidated statement of comprehensive income, while the remaining $655,089 of the issuance costs were presented contra to the offering proceeds classified within equity.
During the six months ended June 30, 2024, upon the exercise of the Class B1, Class B2, Class C1 and Class C2 warrants, as described above, the Company marked the warrants to their fair value at the settlement date and then settled the warrant liability. As of June 30, 2024, the Company re-valued
the outstanding warrants classified as liabilities. For the six months ended June 30, 2024, the Company recognized a loss of $15,176,536 resulting from the change in the fair value of the liability for the unexercised warrants and the settlements of the liability throughout the period.
The value of the outstanding warrants as of June 30, 2024, was $14,486,493 and presented under ‘Warrant liability” in the accompanying unaudited interim condensed balance sheet. The Company values its warrants classified as liabilities using Level 3 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as they are derived by using significant unobservable inputs such as historical volatility. The Company uses the Black & Scholes model for the valuation of the warrants at each settlement and at each measurement date, under the following assumptions (a) expected volatility (b) risk free rate (c) market value of common stock of, which was the current market price as of the date of each fair value measurement.

As of June 30, 2024, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,650
Class B1	126,861
Class B2	7,487,974
Class C1	36,540
Class C2	7,864,715

Total	15,563,740

Preferred shares:
As of June 30, 2024, the conversion price of Series A Preferred shares was adjusted to $1.2573, after the RSS (Note 1) and adjustment of the exercise price of warrants. Pursuant to ASC 260, Earnings per Share, the Company recorded a deemed dividend for the down round adjustment of $2,862,000 which reduced income available to common shareholders in the Company’s earnings per share calculations (Note 9).
Aggregate dividends of $0.4 million were paid on the Company’s Series A Preferred Shares during the six months ended June 30, 2024.